Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 958,000.00
Previously Paid Amount	0.00
Total Fee Amount	132.30
Total Offset Amount	0.00
Net Fee	132.30
Narrative - Max Aggregate Offering Price	$ 958,000.00
Final Prospectus	true